Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended
	Jan. 31, 2019 CAD ($) shares	Oct. 31, 2018 CAD ($) shares	Jan. 31, 2018 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 35,116
Balance at end of period	$ 36,083	$ 35,116	$ 32,322
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	442,826,380	443,717,169	439,313,303
Equity-settled share-based compensation plans	127,790	201,876	512,730
Shareholder investment plan, Number of shares | shares	524,183	423,029	1,643,165
Employee share purchase plan, Number of shares | shares	299,646	234,739	265,005
Number of shares issued, Number of shares | shares	443,777,999	444,576,813	443,802,501
Purchase of common shares for cancellation, Number of shares | shares	0	(1,750,000)	0
Treasury shares, Number of shares | shares	24,264	(433)	22,490
Ending balance, Number of shares | shares	443,802,263	442,826,380	443,824,991
Balance at beginning of period	$ 13,243	$ 13,201	$ 12,548
Equity-settled share-based compensation plans	14	17	49
Shareholder investment plan, Amount	57	48	197
Employee share purchase plan, Amount	33	29	32
Number of shares issued, Amount	13,347	13,295	13,067
Purchase of common shares for cancellation, Amount	0	(52)	0
Treasury shares, Amount	3	0	3
Balance at end of period	$ 13,350	$ 13,243	$ 13,070
The private bank [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Issuance pursuant to acquisition, Number of shares	0	0	1,689,450
Issuance pursuant to acquisition, Amount	$ 0	$ 0	$ 194
Wellington Financial [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Issuance pursuant to acquisition, Number of shares	0	0	378,848
Issuance pursuant to acquisition, Amount	$ 0	$ 0	$ 47